Offerings - Offering: 1	Dec. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests.